INVENTORIES, NET (Details) ₫ in Millions	Dec. 31, 2024 VND (₫)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 VND (₫)
INVENTORIES, NET
Raw materials	₫ 12,077,632	$ 496,307,047	₫ 15,127,071
Finished goods, including service parts	10,104,487	415,224,450	9,250,489
Good in transit	2,123,863	87,276,063	2,087,979
Work in progress	3,338,606	137,193,589	3,422,796
Merchandises	22,770	935,689	25,343
Tools and spare parts	239,672	9,848,860	227,703
TOTAL	₫ 27,907,030	$ 1,146,785,700	₫ 30,141,381	[1]

[1]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as reorganization under common control (Note 3).